Note 18 - Subsequent Events (Details) (USD $)	1 Months Ended							1 Months Ended											0 Months Ended	1 Months Ended				1 Months Ended							0 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended			0 Months Ended
	Apr. 21, 2014	Mar. 19, 2014	Jun. 24, 2011	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2014 Subsequent Event [Member] At the Company's Option Upon Delivery of Vessel [Member] Vessel Purchase [Member]	Mar. 19, 2014 Subsequent Event [Member] Option To Extend [Member] Hull S407 [Member]	Mar. 19, 2014 Subsequent Event [Member] Option To Extend [Member] Hull S418 [Member]	Mar. 19, 2014 Subsequent Event [Member] Option to Extend Year Two [Member] Hull S418 [Member]	Mar. 19, 2014 Subsequent Event [Member] Hull S418 and Hull S407 [Member]	Mar. 19, 2014 Subsequent Event [Member] Hull S407 [Member]	Mar. 19, 2014 Subsequent Event [Member] Hull S418 [Member]	Mar. 19, 2014 Subsequent Event [Member] Hull S414 [Member]	Mar. 19, 2014 Subsequent Event [Member] Hull S417 [Member]	Mar. 19, 2014 Subsequent Event [Member] Hull S419 [Member]	Feb. 28, 2014 Subsequent Event [Member] Vessel Purchase [Member]	Feb. 06, 2014 Subsequent Event [Member] Vessel Purchase [Member]	Apr. 02, 2014 Subsequent Event [Member]	Apr. 21, 2014 Subsequent Event [Member]	Mar. 19, 2014 Subsequent Event [Member]	Feb. 06, 2014 Subsequent Event [Member] T	Dec. 31, 2013 Subsequent Event [Member]	Feb. 24, 2014 Subsequent Event [Member] Minimum [Member]	Feb. 24, 2014 Subsequent Event [Member] Maximum [Member]	Mar. 19, 2014 Option To Extend [Member] Hull S407 [Member]	Mar. 19, 2014 Option To Extend [Member] Hull S418 [Member]	Mar. 19, 2014 Option to Extend Year Two [Member] Hull S418 [Member]	Mar. 19, 2014 Hull S418 and Hull S407 [Member]	Mar. 19, 2014 Hull S407 [Member] T	Feb. 14, 2014 Hull S407 [Member]	Feb. 06, 2014 Hull S407 [Member]	Dec. 16, 2013 Hull S407 [Member] T	Mar. 19, 2014 Hull S418 [Member] T	Dec. 05, 2013 Hull S418 [Member] T	Mar. 19, 2014 Hull S414 [Member] T	Mar. 19, 2014 Hull S417 [Member] T	Mar. 19, 2014 Hull S419 [Member] T	Dec. 16, 2013 Vessel Purchase [Member]
Note 18 - Subsequent Events (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	7		10																7	7				2	20
Common Stock, Shares, Outstanding (in Shares)	8,310,004			8,310,004	2,469,648	2,449,648														8,310,004
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.01			$ 0.01	$ 0.01	$ 0.01
Size of Vessel (in US Ton)																						50,000								50,000			50,000	39,000	39,000	50,000	50,000	39,000
Accounts Payable							$ 27,400,000										$ 3,500,000	$ 38,300,000													$ 27,400,000
Payment to Purchase of Vessel																															3,500,000	7,400,000							7,400,000
Business Combination, Consideration Transferred		43,333,000									14,693,000			10,990,000	10,820,000	6,830,000					43,300,000
Payments to Acquire Businesses, Gross		2,500,000																			2,500,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)		5,833,214																			5,833,214
Share Capital Percentage											100.00%			100.00%	100.00%	100.00%													100.00%							100.00%	100.00%	100.00%
Charter Term												2 years	3 years																	2 years				3 years
Charter Rate Per Day								17,250	16,000	16,750		16,000	15,200													17,250,000	16,000,000	16,750,000		16,000,000				15,200,000
Agreement Deposit											$ 7,000,000																		$ 7,000,000
Right to Buy Back Shares (in Shares)		2,046,342																			2,046,342
Share Price (in Dollars per share)		$ 8.404	$ 0.01																	$ 0.01	$ 8.4		$ 0.01